Shareholder Report, Average Annual Return (Details) 74200013800_Templeton Global Bond Fund_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	17.14%	(1.00%)	0.20%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	7.55%	(3.53%)	0.54%